UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of Registered
Management Investment Companies

Investment Company Act File Number: 811-4653

The American Funds Tax-Exempt Series I
(Exact name of registrant as specified in charter)
1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Michael W. Stockton
Treasurer
The American Funds Tax-Exempt Series I
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: July 31, 2009

Date of reporting period: January 31, 2009

ITEM 1.  Reports to Stockholders

Semi-Annual Report dated January 31, 2009

The right choice for the long term®
The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds Tax-Exempt Series I

Semi-annual report for the six months ended January 31, 2009

The Tax-Exempt Fund of Maryland®seeks a high level of current income free from federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia®seeks a high level of current income free from federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2008 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge
The Tax-Exempt Fund of Maryland	–11.04%	–0.07%	2.29%
The Tax-Exempt Fund of Virginia	–7.38	0.66	2.77

The total annual Fund operating expense ratios for Class A shares as of the most recent fiscal year-end were 0.69% for The Tax-Exempt Fund of Maryland and 0.68% for The Tax-Exempt Fund of Virginia. These figures do not reflect the fee waivers described below.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Funds’ investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. Respective Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights tables on pages 34 to 37 for details.

Results for other share classes can be found on page 40 and the inside back cover.

All investments are subject to certain risks. The value of shares of the Funds will fluctuate as interest rates change. Bond funds carry the risks of the securities in which they invest, such as, inflation, interest rate fluctuations and credit or default risk. The return of principal in bond funds is not guaranteed. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

Fellow shareholders:

The past six months have been among the most turbulent in U.S. financial history. Many of the nation’s largest financial institutions suffered significant losses, mostly from holdings of mortgage-backed securities. Some of these institutions failed, while others were acquired by stronger banks. Credit markets stopped functioning normally. In response, the stock market and corporate bond market declined dramatically in the fall of 2008, with the Dow Jones Industrial Average ending the year down 31.9%, its worst year since the Great Depression. For common stocks, all industry sectors declined in value, as many investors sold out of stocks across all industries. At the same time, the economy moved deeper into a recession. As discussed later in this report, the municipal securities market also experienced significant volatility, but to a lesser extent than the stock market.

The federal government has undertaken a variety of actions designed to prevent a collapse of the financial system and to combat the growing economic recession. The Federal Reserve and U.S. Treasury Department initiated various credit, guarantee and lending facilities designed to restore credit markets to normal functioning. Mortgage giants Fannie Mae and Freddie Mac were brought under federal conservatorship. For all practical purposes, the Federal Reserve has lowered the federal funds rate to zero. The Obama administration proposed, and congress approved, a large stimulus program. We do believe the federal government’s actions have helped loosen credit markets and reduce the fear that overtook securities markets in late 2008, but normal market functioning will not return overnight.

Fortunately, the municipal market has been somewhat less volatile, although it has not been immune to the turbulence of the period. During the six-month period ended January 31, 2009, the Maryland Fund’s share price decreased from $15.16 to $14.37, while the Virginia Fund’s share price fell from $15.90 to $15.53. The drop in value reflected the fact that over much of the period, longer-term municipal securities generally trended down in value. Bond prices were volatile but declined rather sharply during the fourth quarter of 2008, as some investors sold out of both stock and bond markets, seeking the safety of U.S. Treasury securities or money market investments. By the end of December 2008, this "flight to safety" caused such high demand for U.S. Treasury securities that, for example, five-year Treasury securities went up in price steeply and their yield fell to less than 2%. At the same time, a five-year triple-A rated municipal security was trading at a yield of more than 2.5%, tax-free. Normally, tax-free securities, of course, carry lower yields than taxable U.S. Treasury securities or corporate bonds. The chart below illustrates the extent to which yields for high-quality municipal securities were significantly higher than yields for U.S. Treasury securities during late 2008.

The unusual pattern of higher yields in the municipal bond market than in the markets for U.S. Treasury securities has, however, been reversing. In the month of January 2009 alone, share prices increased in value 4.2% for the Maryland Fund and 3.5% for the Virginia Fund. As the fear that drove down the value of securities in both the stock and bond markets subsides, we expect that municipal bond prices will move up and yields for U.S. Treasury, municipal and corporate debt securities will move toward a more normal alignment. It is, of course, not clear how long this process might take.

If, like most shareholders of the Funds, you reinvested your dividends, your total return for the six-month period ended January 31, 2009 was –3.23% for the Maryland Fund and –0.38% for the Virginia Fund. During the period, both Funds distributed income dividends of approximately 30 cents a share. Neither Fund paid capital gain distributions.  During this period, the Virginia Fund produced better results than the Maryland Fund because Virginia held more high-quality bonds and fewer longer-term bonds.

The chart on the next page highlights each Fund’s average annual total returns for Class A shares over longer periods and compares the returns with their respective peer-group averages — the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average.

For periods ended January 31, 2009, with all distributions reinvested
	1 year	5 years	10 years
The Tax-Exempt Fund of Maryland-	–4.69%	1.54%	3.04%
Lipper Maryland Municipal Debt Funds Average	–5.87	1.76	3.10
The Tax-Exempt Fund of Virginia	–1.66	2.13	3.45
Lipper Virginia Municipal Debt Funds Average	–6.46	1.94	3.22

The Maryland Fund’s tax-exempt income return, with dividends reinvested, was 1.97% (3.94% annualized), equivalent to 3.55% (7.10% annualized) from a taxable investment if you are in the highest combined federal, state and local tax bracket of 44.45%. If you took your dividends in cash, your tax-free income return was 1.95% (3.90% annualized).

Maryland tax-free yield vs. taxable yield
Find your estimated taxable income below to determine your federal, state and local tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the Maryland Fund’s 4.01% tax-free distribution rate†  as of January 31, 2009.

		...then your combined federal, state and local tax rate is...	The 4.01% distribution rate is equivalent to a .taxable rate of...
If your taxable income is...
Single	Married filing jointly
$3,001–8,025	$3,001–16,050	17.95%	4.89%
8,026–32,550	16,051–65,100	22.95	5.20
32,551–78,850	65,101–131,450	32.95	5.98
78,851–150,000	131,451–200,000	35.95	6.26
150,001–164,550	200,001–200,300	36.20	6.29
164,551–300,000	200,301–350,000	41.20	6.82
300,001–357,700	350,001–357,700	41.45	6.85
357,701–500,000	357,701–500,000	43.45	7.09
500,001–1,000,000	500,001–1,000,000	43.70	7.12
over 1,000,000	over 1,000,000	44.45	7.22

*Based on 2008 federal, state and local tax rates (state rates from 4.75% to 6.25% are individually calculated for each bracket; the federal brackets are expanded to include the additional state brackets;
maximum local tax rate of 3.20%). The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
Some or all of Maryland state and local taxes may be deductible from a taxpayer’s federal taxable income, so the effective combinedtax rate paid by Maryland residents may be lower. The lower the effective tax rate, the lower the taxable equivalent yield.
 †The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2009.

The Virginia Fund’s tax-exempt income return, with dividends reinvested, was 1.92% (3.84% annualized), which was equal to 3.24% (6.48% annualized) from a taxable investment if you are in the highest combined federal and state tax bracket of 40.75%. If you took your dividends in cash, your tax-free income return was 1.91% (3.82% annualized).

Virginia tax-free yield vs. taxable yield
Find your estimated taxable income below to determine your federal and state tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the Virginia Fund’s 3.78% tax-free distribution rate†  as of January 31, 2009.

		...then your combined federal and state tax rate is...	The 3.78% distribution rate is equivalent to a .taxable rate of...
If your taxable income is...
Single	Married filing jointly
$3,001–5,000	$3,001–5,000	13.00%	4.34%
5,001– 8,025	5,001–16,050	15.00	4.45
8,026–17,000	16,051–17,000	20.00	4.73
17,001–32,550	17,001–65,100	20.75	4.77
32,551–78,850	65,101–131,450	30.75	5.46
78,851–164,550	131,451–200,300	33.75	5.71
164,551–357,700	200,301–357,700	38.75	6.17
over 357,700	over 357,700	40.75	6.38

*Based on 2008 federal and state tax rates (state rates from 3% to 5.75% are individually calculated for each bracket; the federal brackets are expanded to include the additional state brackets). The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels. Some or all of Virginia state taxes may be deductible from a taxpayer’s federal taxable income, so the effective combined tax rate paid by
Virginia residents may be lower. The lower the effective tax rate, the lower the taxable equivalent yield.
 †The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2009.

Maryland and Virginia economies
Both Maryland and Virginia continue to benefit from relatively strong, but slowing, economies. The unemployment rates within both states have gone up (6.2% in Maryland and 6.0% in Virginia), but are still well below the national rate, which is 7.6%. Both states have had to face budget shortfalls as projected revenues fall. Maryland adopted a series of higher tax rates in late 2007, and Governor O’Malley’s 2010 budget proposals include spending cuts to respond to a $2 billion projected budget shortfall. Virginia’s lower revenue projections have also required expenditure reductions in Governor Kaine’s budget proposals. The bond rating agencies, Standard & Poor’s, Moody’s and Fitch, continue to rate each state’s general obligation bonds with the highest rating, triple A. General obligation bonds are backed by the full faith and credit of the state. Both states hope to benefit from the federal stimulus program.

The Funds’ portfolios
The portfolio of each Fund continues to be conservatively positioned and broadly diversified across many sectors. The overall credit quality of the Maryland Fund has been increased somewhat in the six months since our last report, and the average life of the holdings, as reported on page 6, is slightly shorter. The Virginia Fund’s overall credit quality remains largely unchanged since our last report, while the average life of the portfolio has decreased somewhat (see page 15). During the period of this report, our portfolio counselors sought to take advantage of falling bond prices to make some adjustments to each Fund’s holdings or to invest new money coming into the Funds.

Going forward
Notwithstanding the economic downturn and turmoil of the financial markets, our portfolio counselors continue to manage each Fund successfully to produce steady tax-free income with relatively stable valuations.

In late December, Cyrus A. Ansary retired as the Trust’s chairman, having reached the Trust’s mandatory retirement age. Mr. Ansary became a trustee at the inception of the Funds in 1986 and served with great distinction. We thank him for his exemplary leadership and many years of truly outstanding service.

The Board of Trustees elected J. Knox Singleton to succeed Mr. Ansary as chairman of the board. Mr. Singleton is the president and chief executive officer of INOVA Health System, based in northern Virginia, and has served as an independent trustee since 2004.

If you have any questions or comments about either of the Funds, please do not hesitate to contact us. As always, we look forward to reporting to you again in six months.

Sincerely,

James H. Lemon, Jr. Vice Chairman of the Board	Jeffrey L. Steele President

March 2, 2009

The Funds’ 30-day yields for Class A shares as of February 28, 2009, calculated in accordance with the Securities and Exchange Commission formula, were 3.15% for The Tax-Exempt Fund of Maryland and 2.90% for The Tax-Exempt Fund of Virginia. (For investors in the 44.45% Maryland tax bracket and the 40.75% Virginia tax bracket, this is equivalent to taxable yields of 5.67% for The Tax-Exempt Fund of Maryland and 4.89% for The Tax-Exempt Fund of Virginia.) The Funds’ distribution rates for Class A shares as of that date were 4.00% and 3.77%, respectively (3.97% and 3.74%, respectively, without the fee waivers). All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities while the distribution rate reflects the Funds’ past dividends paid to shareholders. Accordingly, the Funds’ SEC yields and distribution rates may differ.

For current information about the Funds, visit americanfunds.com.

The Tax-Exempt Fund of Maryland
Summary investment portfolio January 31, 2009	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the back cover.

Bonds & notes — 94.20%
	Principal amount (000)	Value (000)	Percent of net assets
Maryland — 88.69%
State Issuers — 50.31%
Community Dev. Administration, Dept. of Housing and Community Dev., AMT:
Housing Rev. Bonds:
Series 2007-A, 4.85% 2037	$2,650	$ 2,167
GNMA Collateralized, Series 2002-B, 4.85% 2022	2,000	1,909	1.28%
Residential Rev. Bonds:
Series 2006-F,6.00% 2039	3,470	3,509
Series 1998-B,5.00% 2009	830	842
Series 2001-H,5.20% 2022	900	894
Series 2006-L,4.80% 2021	1,500	1,452
Series 2006-P,4.55% 2026	500	422
Series D, 4.65% 2022	1,000	928
Series I, 6.00% 2041	1,745	1,747	3.08
Econ. Dev. Corp.:
Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, 5.25%–5.50% 2012–2015	$4,500	$ 4,757	1.50%
Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00%–5.375% 2014–2019	3,255	3,550	1.12
Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,890	2,188.69
Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	2,170
Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, 5.00% due 2020–2026	3,000	2,344
Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured:
5.25% 2011	3,355	3,590
5.375% 2015	2,190	2,322	3.28
G.O. Bonds, State and Local Facs.:
First Series Loan of 2000, Series H, 5.50% 2010	2,000	2,140
First Series Loan of 2001, Series H, 5.50% 2009	1,000	1,090
First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016	1,500	1,802
Second Series Loan of 2007, 5.00% 2010	4,000	4,251
Second Series Loan of 2008, 5.00% 2021	2,000	2,245
Second Series Loan of 2008, 5.00% 2023	2,000	2,172
Second Series Loan of 2002, Series B, 5.25% 2009	1,000	1,000	4.62
Health and Higher Educational Facs. Auth.:
Rev. Bonds Johns Hopkins University Issue, Series 2008-A, 5.00% 2018	2,000	2,362
Rev. Ref. Bonds Johns Hopkins University Issue, Series 2002-A, 5.00% 2011–2032	3,000	3,132	1.73
Rev. Bonds:
LifeBridge Health Issue:
Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,857
Series 2004-A, 5.00%–5.25% 2012–2018	2,000	2,277	1.61
Series 2008, ASSURED GUARANTY insured:
5.00% 2020	2,710	2,844
5.00% 2028	1,000	951	1.19
Mercy Medical Center Issue, Series 2007-A, 5.00% 2032	4,000	2,845
Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, 6.50% 2013	1,715	1,902	1.49
Mercy Ridge Issue:
Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,356.74
Series 2007, 4.75% 2034	3,590	2,266
Series 2007, 4.50% 2022–2035	2,065	1,416	1.16
Peninsula Regional Medical Center Issue, Series 2006:
5.00% 2036	4,000	3,296
5.00% 2016–2021	2,200	2,254	1.75
University of Maryland Medical System Issue, Series 2000,
6.75% 2030 (preref. 2010)	2,000	2,190.69
Health and Higher Educational Facs. Auth.: (continued)
Rev. Ref. Bonds MedStar Health Issue:
Series 2004, 5.75% 2016	$3,500	$3,717
Series 2004, 5.00%–5.75% 2013–2033	4,345	4,449	2.57%
Dept. of Transportation:
Consolidated Transportation Bonds:
Series 2002, 5.50% 2017	2,000	2,432
Series 2003, 5.25% 2014	4,000	4,738
Series 2008, 5.00% 2020	2,000	2,265
Series 2003, 5.00% 2015	1,500	1,761
Series 2004, 5.00% 2018	1,000	1,103	3.87
Transportation Auth.: Grant and Rev. Anticipation Bonds: Series 2007, 5.00% 2019	2,500	2,853
Series 2008, 5.25% 2018	4,000	4,796
Series 2008, 5.25% 2020	1,000	1,167	2.77
Transportation Facs. Projects Rev. Bonds: Series 2007, FSA insured, 5.00% 2021	3,000	3,318
Series 2008, 5.00% 2023	3,140	3,383
Series 2008, 5.00% 2020–2022	2,545	2,847	3.00
University System, Auxiliary Fac. and Tuition Rev. Bonds:
Series 2002-A, 5.125% 2022 (preref. 2012)	2,000	2,242.71
Series 2005-A, 5.00% 2018	2,000	2,240
Series 2001-B, 4.00% 2013	1,000	1,050
Series 2008-A, 5.00% 2022	2,500	1,633	1.55
Other securities		31,497	9.91
		159,930	50.31

City & County Issuers — 38.38%
Anne Arundel County, G.O. Bonds:
Consolidated General Improvements:
Series 2008, 5.00% 2018	2,250	2,676
Ref. Series 2006, 5.00% 2017	1,590	1,857
Series 2005, 5.00% 2016	1,500	1,740
Consolidated Golf Course Project, Series 2005, 5.00% 2018–2021	2,515	2,783
Series 2002, 5.25% 2012	1,000	1,118	3.20
Baltimore County:
G.O. Bonds:
Consolidated Public Improvement Bonds:
Series 2002, 5.25% 2010	2,000	2,136.67
Series 2002, 5.25% 2015 (preref. 2012)	3,000	3,412
Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,651	1.59
Rev. Bonds (Oak Crest Village, Inc. Fac.): Series 2007-A, 5.00% 2022	2,600	2,239
Series 2007-A, 5.00% 2037	3,000	2,121	1.37
Mayor and City Council of Baltimore:
Convention Center Hotel Rev. Bonds:
Series 2006-A, 5.25% 2018–2023	$3,000	$ 2,270
Series 2006-B, 5.875% 2039	1,750	969	1.02%
G.O. Consolidated Public Improvement Bonds, Series 2008-A:
5.00% 2020	2,315	2,607
5.00% 2021	1,280	1,416	1.27
Carroll County, G.O. Bonds:
Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,147
County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010	500	534	1.16
Frederick County: G.O. Public Facs.:
Bonds of 2008:
5.00% 2024	2,545	2,715
5.00% 2022	1,000	1,098
Ref. Bonds of 2006, 5.25% 2021	1,000	1,166	1.57
Urbana Community Dev. Auth., Special Obligation Bonds:
Series 1998, 6.625% 2025	3,000	2,255
Series 2004-B, 5.95%–6.25% 2030	1,912	1,225	1.09
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	2,228.70
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	2,168.68
Montgomery County:
G.O. Consolidated Public Improvement Bonds:
Series 2001-A, 5.25% 2015	2,000	2,182
Series 2008-A, 5.00% 2018	5,040	6,023	2.58
Housing Opportunities Commission, Multi-family Housing
Dev. Bonds:
Series 2004-A, 4.65% 2030	2,670	2,424
Series 2007-A, AMT, 4.55%–4.70% 2027–2037	4,115	3,336	1.81
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured:
5.50% 2010	2,500	2,565
5.50% 2016	1,000	1,037	1.13
Prince George’s County:
G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	3,500	3,871	1.22
Special Obligation Bonds (National Harbor Project), Series 2004:
5.20% 2034	4,500	2,310
4.70% 2015	1,900	1,521	1.20
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	$3,000	$ 3,237	1.02%
Other securities		47,996	15.10
		122,033	38.38

Puerto Rico — 4.72%
Electric Power Auth.:
Power Ref. Bonds, Series WW, 5.25% 2033	1,000	830	1.14
Power Rev. Ref. Bonds:
Forward Delivery, Series QQ, 5.50% 2015	1,000	1,000
Series UU, 1.482% 2029[1]	1,500	802
Rev. Ref. Bonds, Series KK, 5.50% 2011	1,000	1,002
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,900	2,111.67
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,990	1.57
Other securities		4,257	1.34
		14,992	4.72

Virgin Islands — 0.79%
Other securities		2,527.79

Total bonds & notes (cost: $325,493,000)		299,482	94.20

Short-term securities — 3.70%	Principal amount (000)	Value (000)	Percent of net assets
Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 0.40% 2029[1]	$2,925	$ 2,925.92%
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes:
Series 2006-A, 0.60% 2026[1]	6,200	6,200
Series 2006-B, 0.65% 2026[1]	400	400	2.08
Other securities		2,220.70

Total short-term securities (cost: $11,745,000)		11,745	3.70

Total investment securities (cost: $337,238,000)		311,227	97.90
Other assets less liabilities		6,683	2.10

Net assets		$317,910	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations
AMT=Alternative Minimum Tax	Facs.=Facilities
Auth.=Authority	Fin.=Finance
Dept.=Department	G.O.=General Obligation
Dev.=Development	Preref.=Prerefunded
Dist.=District	Ref.=Refunding
Econ.=Economic	Rev.=Revenue
Fac.=Facility

The Tax-Exempt Fund of Maryland

Financial statements

Statement of assets and liabilities at January 31, 2009		unaudited
		(dollars in thousands)
Assets:
Investment securities, at value (cost: $337,238)		$311,227
Cash		729
Receivables for:
Sales of investments	$2,956
Sales of Fund’s shares	778
Interest	3,315	7,049
		319,005
Liabilities:
Payables for:
Repurchases of Fund’s shares	503
Dividends on Fund’s shares	304
Management services	98
Services provided by affiliates	155
Trustees’ deferred compensation	14
Other	21	1,095
Net assets at January 31, 2009		$317,910

Net assets consist of:
Capital paid in on shares of beneficial interest		$346,651
Undistributed net investment income		217
Accumulated net realized loss		(2,947)
Net unrealized depreciation		(26,011)
Net assets at January 31, 2009		$317,910

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (22,126 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$252,690	17,587	$14.37
Class B	11,449	797	14.37
Class C	29,239	2,035	14.37
Class F-1	19,167	1,334	14.37
Class F-2	1,139	79	14.37
Class R-5	4,226	294	14.37

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.93.

See Notes to Financial Statements

Statement of operations for the six months ended January 31, 2009		unaudited
	(dollars in thousands)
Investment income:
Income:
Interest		$7,776
Fees and expenses*:
Investment advisory services	$338
Business management services	265
Distribution services	553
Transfer agent services	39
Administrative services	27
Reports to shareholders	20
Registration statement and prospectus	14
Postage, stationery and supplies	8
Trustees’ compensation	11
Auditing and legal	5
Custodian	1
State and local taxes	—†
Other	20
Total fees and expenses before waivers	1,301
Less waivers of fees and expenses:
Investment advisory services	28
Business management services	22
Total fees and expenses after waivers		1,251
Net investment income		6,525

Net realized loss and unrealized depreciation on investments
Net realized loss on investments		(2,021)
Net unrealized depreciation on investments		(16,590)
Net realized loss and unrealized depreciation on investments		(18,611)
Net decrease in net assets resulting from operations		$(12,086)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. †Amount less than one thousand. See Notes to Financial Statements

Financial statements

Statements of changes in net assets
(dollars in thousands)
	Six months ended January 31, 2009*	Year ended July 31, 2008
Operations:
Net investment income	$6,525	$12,093
Net realized loss on investments	(2,021)	(880)
Net unrealized depreciation on investments	(16,590)	(11,376)
Net decrease in net assets resulting from operations	(12,086)	(163)

Dividends paid or accrued to shareholders from net investment income	(6,488)	(12,036)

Net capital share transactions	709	51,959

Total (decrease) increase in net assets	(17,865)	39,760

Net assets:
Beginning of period	335,775	296,015
End of period (including undistributed net investment income:$217 and $180, respectively)	$317,910	$335,775

*Unaudited.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Summary investment portfolio January 31, 2009	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the back cover.

Bonds & notes — 91.51%
	Principal amount (000)	Value (000)	Percent of net assets
Virginia — 81.08%
State Issuers — 33.13%
College Building Auth.:
Educational Facs. Rev. Bonds:
Public Higher Education Fncg. Program, Series 2009-A:
5.00% 2028	$2,500	$ 2,557
5.00% 2011–2016	2,215	2,481	1.35%
Regent University Project, Series 2006:
5.00% 2026	4,000	3,354
5.00% 2029	1,000	797	1.11
University of Richmond Project, Series 2002-A, 5.00% 2032 (put 2009)	2,500	2,510.67
Commonwealth Transportation Board: Transportation Program and Transportation Rev. Ref. Bonds (U.S. Route 58 Corridor Dev. Program), Series 2006-C, 5.00% 2023	2,000	2,125.57
Commonwealth Transportation Board: (continued) Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	$4,750	$ 4,868	1.30%
G.O. Bonds, Series 2006-B, 5.00% 2014	2,000	2,329.62
Housing Dev. Auth.:
Commonwealth Mortgage Bonds:
Series 2007-A:Subseries A-1, AMT, 4.90% 2020	3,200	3,188
Subseries A-5, AMT, 5.20% 2021	2,000	2,018
Series 2004-A-1, AMT, 4.00% 2015	1,300	1,270
Series 2007-B, AMT, 4.75% 2032	2,000	1,683
Series 2001-J-1, 4.55%–4.65% 2010–2011	2,000	2,071
Series 2007-A, Subseries A-5, AMT, 5.60% 2026	2,000	1,989	3.27
Multi-family Housing Bonds:
Series 1996-B, 5.95% 2016	710	712
Series 1997-B, AMT, 5.80% 2010	1,185	1,199
Series 1998-I, AMT, 4.60%–4.70% 2009–2010	2,560	2,589	1.21
Rental Housing Bonds:
Series 2001-K, AMT, 5.00% 2017	825	836
Series 2006-B, AMT, 4.55% 2023	1,260	1,129.53
Port Auth., AMT:
Commonwealth Port Fund Rev. Bonds (2002 Resolution):
Series 2002, AMT, 5.00% 2013	3,700	3,847
Series 2006, AMT, FSA insured, 5.50% 2015	2,885	3,046
Series 2002, AMT, 5.00% 2012	1,000	1,037
Port Facs. Rev. Bonds, Series 2006, AMT, 4.75% 2031	1,000	766
Port Facs. Rev. Ref. Bonds, Series 2007, AMT, 5.00% 2027	1,000	858	2.56
Public Building Auth., Public Facs.:
Rev. Ref. Bonds:Series 2005-A, 5.00% 2017	2,680	3,028
Series 2005-A, 5.00% 2015	1,000	1,174
Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,174	1.45
Public School Auth., School Fncg. Bonds (1997 Resolution):
Series 1998-B, 4.50% 2009	2,880	2,919
Series 2005-D, 5.00% 2018	2,000	2,246
Ref. Series 2005-A, 5.25% 2017	1,000	1,202
Ref. Series 2005-B, 5.25% 2017	1,000	1,202
Series 2002-A, 5.00% 2014	1,000	1,096
Series 2002-B, 4.00% 2009	1,500	1,527
Series 2008-B, 5.25% 2023	1,000	1,093	3.02
Resources Auth.:
Clean Water State Revolving Fund Rev. Bonds:
Series 2007, 4.75% 2021	2,610	2,836
Series 2008, 5.00% 2028	1,500	1,540	1.17
Infrastructure Rev. Bonds:
Pooled Fncg. Program:Series 2003, 5.00% 2020	2,000	2,161
Series 2006-A, 5.00% 2017	2,105	2,446
Series 2008-A, 5.00% 2028	1,570	1,616
Series 2008-B, 5.00% 2027	1,000	1,038	1.94
Pooled Loan Bond Program, Series 2003-B, AMT, 5.00% 2016	1,000	1,019.27
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	$4,825	$ 5,232	1.40%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005:
5.25% 2019 (preref. 2012)	2,000	2,121
5.50% 2026 (preref. 2015)	3,000	3,408	1.48
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds:
Series 2008, 5.00% 2040	3,000	3,015
Series 2003-B, 5.00% due 2016–2017	2,480	2,745	1.54
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured:5.00% 2023	4,000	4,198
5.15% 2020	1,000	1,161	1.44
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, MBIA insured, 4.75% 2024	2,200	2,238.60
Other securities		21,026	5.63
		123,720	33.13

City & County Issuers — 47.95%
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009	3,100	3,100
Industrial Dev. Auth. of Amelia County, Solid Waste Disposal Rev. and Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 4.80% 2027 (put 2010)	1,000	970	1.09
Industrial Dev. Auth. of Arlington County, Alexandria/ArlingtonWaste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project),Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,925.78
Arlington County:
G.O. Public Improvement Bonds, Series 2008, 5.00% 2024	1,500	1,593
G.O. Ref. Bonds, Series 1993, 6.00% 2011–2012	2,000	2,258	1.03
City of Chesapeake:
G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009–2011	2,800	3,031
G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,715	1.27
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026	2,000	2,098.56
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,112
Fairfax County:
Econ. Dev. Auth.:
Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,630
Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	3,919	2.59
Fairfax County: (continued)
Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)	$2,500	$ 2,664.72%
Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A: 4.75% 2026	2,500	1,853
4.875% 2036	3,000	1,972	1.02
Public Improvement Bonds, Series 2007-A, 5.00% 2012	2,000	2,228
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027	1,640	1,685	1.05
Industrial Dev. Auth.:
Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,723
Health Care Rev. Ref. Bonds (Inova Health System Project), Series 1998-A, 5.00% 2011	1,500	1,504
Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00%–5.25% 2011–2019	2,000	2,203	1.72
Redev. and Housing Auth., Multi-family Housing Rev. Bonds (FHA-Insured Mortgage — Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,019.81
Water Auth.:
Water Rev. and Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,181
Water Rev. Ref. Bonds: Series 1997, 5.00% 2021	1,000	1,144
Series 2005-B, 5.25% due 2019–2023	2,000	2,333	1.25
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,335
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	942	1.57
City of Hampton, G.O. Public Improvement Ref. Bonds:
Series 1998, 5.00% 2013	2,240	2,501
Series 1998, 5.00% 2014	1,000	1,152
Series 2000, 5.25% 2011	1,000	1,056	1.26
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% due 2025–2038	4,500	4,505	1.21
Henrico County: Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,077
Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	653	1.00
City of Newport News:
G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,078
G.O. General Improvement Ref. Bonds:
Series 2007-B, 5.25% 2022	1,805	2,061
Series 2003-A, 5.00% 2010	1,000	1,057
G.O. Water Bonds, Series 2008-B:5.00% 2023	2,000	2,144
5.00% 2027	1,000	1,030
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% due 2023–2024	2,195	2,279	2.58
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	$2,120	$ 2,188.59%
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds(Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,711.99
City of Virginia Beach:
Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,317.62
Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I),
Series 2002-A:5.00% 2021	2,000	2,095
5.375% 2017	1,500	1,652	1.00
G.O. Public Improvement Bonds, Series 2001:
5.00% 2012 (preref. 2011)	2,425	2,668
5.00% 2013 (preref. 2011)	2,425	2,668
G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015–2016 (preref. 2012)	3,000	3,338	2.32
Other securities		78,077	20.92
		179,041	47.95

District of Columbia — 5.29%
Metropolitan Washington Airports Auth.:
Airport System Rev. Ref. Bonds:
Series 2002-D, AMT, 5.375% 2016	1,995	2,055
Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,247
Series 2002-D, AMT, 5.375% 2013–2014	2,000	2,098
Series 2003-A, AMT, 5.125% 2029	2,000	1,690
Series 2004-D, AMT, 5.00%–5.25% 2012–2019	2,000	2,041
Series 2006-C, 5.00% 2023–2025	3,095	3,141
Airport System Rev. and Ref. Bonds, Series 1998-B, 5.25% 2010	1,000	1,012
Airport System Rev. Bonds, AMT:
Series 2001-A, 5.50% 2014	1,000	1,046
Series 2005-A, 5.25% 2017	1,000	1,025
Series 2006-A, 5.00% 2032	1,000	809
Series 2007-B, 5.00% 2020	1,000	964
Series 2008-A, 5.375% 2028	1,825	1,604	5.29
		19,732	5.29

Puerto Rico — 4.56%
Housing Fin. Auth., Capital Fund Modernization Program Bonds
(Public Housing Projects), Series 2008, 5.50% 2020	1,900	2,111.57
Other securities		14,898	3.99
		17,009	4.56

Virgin Islands — 0.58%
Other securities		2,182.58

Total bonds & notes (cost: $355,328,000)		341,684	91.51

Short-term securities — 7.02%	Principal amount (000)	Value (000)	Percent of net assets
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs):
Series 2006-B, 0.62% 2026[1]	$1,300	$ 1,300
Series 2006-C, 0.62% 2026[1]	6,100	6,100	1.98%
Fairfax County Industrial Dev. Auth., Demand Obligation Rev.Bonds (Fairfax Hospital System, Inc.), Series 1998-D, 0.45% 2025[1]	2,600	2,600
Fairfax Industrial Dev. Auth., Demand Obligation Rev. Bonds (Fairfax Hospital System, Inc.), Series 1988-C, 0.45% 2025[1]	345	345.79
Indust. Dev. Auth. of the City of Harrisonburg, Tax-Exempt Demand Rev. Bonds (Wachovia Pooled Loan Program), Series 2000, 0.50% 2023[1]	2,300	2,300.62
Small Business Fncg. Auth., Demand Rev. and Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, 0.40% 2030[1]	2,500	2,500.67
Small Business Fncg. Auth., Hospital Rev. Bonds (Carilion Clinic Obligated Group), Series 2008-B, 0.40% 2042[1]	650	650.17
Virginia Public Building Auth., Public Facs. Rev. Bonds, Series 2005-D, 1.40% 2025	5,000	5,000	1.34
Other securities		5,410	1.45

Total short-term securities (cost: $26,205,000)		26,205	7.02

Total investment securities (cost: $381,533,000)		367,889	98.53
Other assets less liabilities		5,499	1.47

Net assets		$373,388	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations
AMT=Alternative Minimum Tax	Fin.=Finance
Auth.=Authority	Fncg. =Financing
Dev.=Development	G.O. =General Obligation
Dist.=District	Preref. =Prerefunded
Econ.=Economic	Redev. =Redevelopment
Fac.=Facility	Ref. =Refunding
Facs.=Facilities	Rev. =Revenue

The Tax-Exempt Fund of Virginia

Financial statements

Statement of assets and liabilities at January 31, 2009		unaudited
	(dollars in thousands)
Assets:
Investment securities, at value (cost: $381,533)		$367,889
Cash		602
Receivables for:
Sales of investments	$825
Sales of Fund’s shares	1,619
Interest	4,452	6,896
		375,387
Liabilities:
Payables for:
Purchases of investments	1,157
Repurchases of Fund’s shares	227
Dividends on Fund’s shares	279
Management services	111
Services provided by affiliates	173
Trustees’ deferred compensation	14
Other	38	1,999
Net assets at January 31, 2009		$373,388

Net assets consist of:
Capital paid in on shares of beneficial interest		$387,159
Undistributed net investment income		269
Accumulated net realized loss		(396)
Net unrealized depreciation		(13,644)
Net assets at January 31, 2009		$373,388

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (24,042 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$307,091	19,773	$15.53
Class B	9,006	580	15.53
Class C	23,955	1,542	15.53
Class F-1	29,460	1,897	15.53
Class F-2	2,869	185	15.53
Class R-5	1,007	65	15.53

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.14.

See Notes to Financial Statements

Statement of operations for the six months ended January 31, 2009		unaudited
	(dollars in thousands)
Investment income:
Income:
Interest		$8,256
Fees and expenses*:
Investment advisory services	$366
Business management services	287
Distribution services	566
Transfer agent services	39
Administrative services	24
Reports to shareholders	20
Registration statement and prospectus	10
Postage, stationery and supplies	8
Trustees’ compensation	11
Auditing and legal	5
Custodian	1
State and local taxes	—†
Other	38
Total fees and expenses before waivers	1,375
Less waivers of fees and expenses:
Investment advisory services	30
Business management services	24
Total fees and expenses after waivers		1,321
Net investment income		6,935

Net realized loss and unrealized depreciation on investments
Net realized loss on investments		(355)
Net unrealized depreciation on investments		(8,386)
Net realized loss and unrealized depreciation on investments		(8,741)
Net decrease in net assets resulting from operations		$(1,806)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. †Amount less than one thousand. See Notes to Financial Statements

Statements of changes in net assets
(dollars in thousands)

Operations:	Six months ended January 31, 2009*	Year ended July 31, 2008
Net investment income	$6,935	$12,424
Net realized loss on investments	(355)	(18)
Net unrealized depreciation on investments	(8,386)	(8,523)
Net (decrease) increase in net assets resulting from operations	(1,806)	3,883

Dividends paid or accrued to shareholders from net investment income	(6,914)	(12,385)

Net capital share transactions	24,302	53,910

Total increase in net assets	15,582	45,408

Net assets:
Beginning of period	357,806	312,398
End of period (including undistributed net investment income:$269 and $248, respectively)	$373,388	$357,806

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1. Organization and significant accounting policies
Organization — The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment  company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Each Fund has six share classes, some of which are available only to limited categories of investors. The Funds share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Security valuation — Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the Trust’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends paid to shareholders are declared daily after the determination of the Funds’ net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors
Investing in the Funds may involve certain risks including, but not limited to, those described below.

Because the Funds invest in securities of issuers in the state of Maryland or Virginia, the Funds are more susceptible to factors adversely affecting issuers of such state’s securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland’s economy is based largely on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia’s economy is most dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the Funds may be adversely impacted.

The values of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the Funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the Funds having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. Also, debt securities of certain sectors may from time to time have special risks. For, example, the health care sector can be affected by federal and state regulation.

3. Taxation and distributions

Federal income taxation — The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the Funds is exempt from federal income taxes; however, the Funds may earn taxable income from certain investments.

As of and during the period ended January 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

The Funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2004.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the Funds’ most recent year-end. As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Maryland	(dollars in thousands)
Undistributed tax-exempt income		$ 302
Capital loss carryforwards*:
Expiring 2014	$(49)
Expiring 2016	(43)	(92)
Post-October capital loss deferrals (realized during the period November 1, 2007 through July 31, 2008) †		(834)
*The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.
 †These deferrals are considered incurred in the subsequent year.

Virginia
	(dollars in thousands)
Undistributed tax-exempt income	$275
Capital loss carryforwards*:
Expiring 2012	$ (1)
Expiring 2015	(5)
Expiring 2016	(35)	(41)

*The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.

As of January 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

Maryland	(dollars in thousands)
Gross unrealized appreciation on investment securities	$ 10,718
Gross unrealized depreciation on investment securities	(36,498)
Net unrealized depreciation on investment securities	(25,780)
Cost of investment securities	337,007

Virginia	(dollars in thousands)
Gross unrealized appreciation on investment securities	$ 10,602
Gross unrealized depreciation on investment securities	(23,964)
Net unrealized depreciation on investment securities	(13,362)
Cost of investment securities	381,251

Ordinary income distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

Maryland			Virginia
Share class	Six months ended January 31, 2009	Year ended July 31, 2008	Share class	Six months ended January 31,2009	Year ended July 31, 2008
Class A	$5,281	$ 9,799	Class A	$5,804	$10,522
Class B	200	470	Class B	150	352
Class C	482	872	Class C	357	579
Class F-1	398	645	Class F-1	532	818
Class F-2*	13	—	Class F-2*	24	—
Class R-5	114	250	Class R-5	47	114
Total	$6,488	$12,036	Total	$6,914	$12,385

*Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties
Business management services — The Funds have a Business Management Agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds’ contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees of 1.35% of each Fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). WMC waived a portion of its business management fees commencing on September 1, 2004 and terminating on December 31, 2008. During the six months ended January 31, 2009, total business management fees waived by WMC were $22,000 and $24,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $265,000, which was equivalent to an annualized rate of 0.163%, was reduced to $243,000, or 0.149% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $287,000, which was equivalent to an annualized rate of 0.159%, was reduced to $263,000, or 0.146% of average daily net assets. During the six months ended January 31, 2009, WMC paid the Maryland and Virginia Funds’ investment adviser $1,173,000 for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG earned $7,000 and $5,000 on its retail sales of shares and distribution plan of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Funds.

Investment advisory services — Capital Research and Management Company (CRMC), the Funds’ investment adviser, is the parent company of American Funds Service Company¨ (AFS), the Funds’ transfer agent, and American Funds Distributors,¨ Inc. (AFD), the principal underwriter of the Funds’ shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund’s monthly gross income (excluding any net capital gains from transactions in portfolio securities). CRMC waived a portion of its investment advisory services fees commencing on September 1, 2004 and terminating on December 31, 2008. During the six months ended January 31, 2009, total investment advisory services fees waived by CRMC were $28,000 and $30,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $338,000, which was equivalent to an annualized rate of 0.207%, was reduced to $309,000, or 0.190% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $366,000, which was equivalent to an annualized rate of 0.203%, was reduced to $336,000, or 0.186% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Funds have adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and to service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2009, unreimbursed expenses subject to reimbursement totaled $441,000 for the Maryland Fund and $577,000 for the Virginia Fund.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services — The Funds have a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services — The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended January 31, 2009, were as follows (dollars in thousands):

Maryland
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$324	$38	Not applicable	Not applicable
Class B	60	1	Not applicable	Not applicable
Class C	144	Included in administrative services	$11	$1
Class F-1	25		12	1
Class F-2 †	Not applicable		—*	—*
Class R-5	Not applicable		2	—*
Total	$553	$39	$25	$2

*Amount less than one thousand.
† Class F-2 was offered beginning August 1, 2008.

Virginia
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$371	$38	Not applicable	Not applicable
Class B	47	1	Not applicable	Not applicable
Class C	113	Included in administrative services	$ 8	$1
Class F-1	35		13	1
Class F-2	Not applicable		—*	—*
Class R-5	Not applicable		1	—*
Total	$566	$39	$22	$2

*Amount less than one thousand.
 Class F-2 was offered beginning August 1, 2008.

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1994, independent trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Trustees’ compensation of $11,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $14,000 for each Fund in current fees (either paid in cash or deferred) and a net decrease of $3,000 in the value of the deferred amounts.

Affiliated officers and trustees — All the officers and all interested trustees of the Trust are affiliated with WMC. Officers and affiliated trustees do not receive compensation directly from the Funds.

5. Disclosure of fair value measurements
The Funds adopted the Statement of Financial Accounting Standards No. 157 ("FAS 157"), Fair Value Measurements, on August 1, 2008. FAS 157 requires the Funds to classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2009, all of the investment securities held by each Fund were classified as Level 2.

6. Capital share transactions
Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2009
Class A	$38,580	2,672	$4,060	283	$(41,661)	(2,945)	$979	10
Class B	460	32	151	11	(1,441)	(100)	(830)	(57)
Class C	5,514	382	366	26	(4,968)	(348)	912	60
Class F-1	5,321	370	310	22	(5,321)	(379)	310	13
Class F-2[2]	1,174	80	13	1	(34)	(2)	1,153	79
Class R-5	—	—	95	7	(1,910)	(137)	(1,815)	(130)
Total net increase(decrease)	$51,049	3,536	$4,995	350	$(55,335)	(3,911)	$709	(25)
Year ended July 31, 2008
Class A	$86,227	5,574	$7,449	483	$(50,404)	(3,253)	$43,272	2,804
Class B	663	43	323	21	(3,269)	(211)	(2,283)	(147)
Class C	8,981	581	649	42	(6,107)	(394)	3,523	229
Class F-1	10,760	695	468	30	(5,011)	(323)	6,217	402
Class R-5	1,011	64	229	15	(10)	(1)	1,230	78
Total net increase (decrease)	$107,642	6,957	$9,118	591	$(64,801)	(4,182)	$51,959	3,366
[1]Includes exchanges between share classes of the Fund. [2]Class F-2 was offered beginning August 1, 2008.

Virginia
	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2009
Class A	$58,557	3,821	$4,541	297	$(44,386)	(2,930)	$18,712	1,188
Class B	840	55	120	8	(1,983)	(129)	(1,023)	(66)
Class C	5,610	366	300	19	(3,695)	(243)	2,215	142
Class F-1	10,463	678	453	30	(7,376)	(488)	3,540	220
Class F-2[2]	2,799	184	23	1	—	—	2,822	185
Class R-5	263	17	44	3	(2,271)	(152)	(1,964)	(132)
Total net increase(decrease)	$78,532	5,121	$5,481	358	$(59,711)	(3,942)	$24,302	1,537
Year ended July 31, 2008
Class A	$ 89,185	5,513	$7,453	462	$(57,477)	(3,558)	$39,161	2,417
Class B	1,192	74	265	16	(3,223)	(199)	(1,766)	(109)
Class C	9,360	580	460	29	(3,953)	(245)	5,867	364
Class F-1	16,447	1,018	694	43	(7,346)	(451)	9,795	610
Class R-5	742	45	112	7	(1)	—[3]	853	52
Total net increase(decrease)	$116,926	7,230	$8,984	557	$(72,000)	(4,453)	$53,910	3,334
1Includes exchanges between share classes of the Fund.
2Class F-2 was offered beginning August 1, 2008.
3Amount less than one thousand.

7. Investment transactions
The Maryland Fund and Virginia Fund made purchases of investment securities of $30,287,000 and $26,665,000 and sales of investment securities of $21,393,000 and $7,092,000, respectively, during the six months ended January 31, 2009. Short-term securities and U.S. government obligations, if any, were excluded.

The Tax-Exempt Fund of Maryland
Financial highlights1
		(Loss) income from investment operations[2]				Dividends and distributions			Net asset value, end of period		Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[4]	Ratio of net income to average net assets[4]
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions		Total return[3,4]
Class A:	Six months ended 1/31/2009[5]	$15.16	$.30	$(.79)	$(.49)	$(.30)	—	$(.30)	$14.37	(3.23)%	$253	.70%[6]	.67%[6]	4.10%[6]
	Year ended 7/31/2008	15.76	.61	(.60)	.01	(.61)	—	(.61)	15.16	.09	267.69		.65	3.97
	Year ended 7/31/2007	15.87	.62	(.11)	.51	(.62)	—	(.62)	15.76	3.26	233.70		.66	3.91
	Year ended 7/31/2006	16.13	.62	(.26)	.36	(.62)	—	(.62)	15.87	2.27	197.72		.69	3.86
	Year ended 7/31/2005	15.94	.62	.19	.81	(.62)	—	(.62)	16.13	5.12	171.71		.69	3.84
	Year ended 7/31/2004	15.76	.64	.17	.81	(.63)	—	(.63)	15.94	5.17	154.72		.72	3.97
Class B:	Six months ended 1/31/2009[5]	15.16	.24	(.79)	(.55)	(.24)	—	(.24)	14.37	(3.59)	12	1.44[6]	1.41[6]	3.36[6]
	Year ended 7/31/2008	15.76	.50	(.60)	(.10)	(.50)	—	(.50)	15.16	(.65)	13	1.44	1.41	3.23
	Year ended 7/31/2007	15.87	.51	(.11)	.40	(.51)	—	(.51)	15.76	2.50	16	1.45	1.42	3.17
	Year ended 7/31/2006	16.13	.50	(.26)	.24	(.50)	—	(.50)	15.87	1.52	18	1.48	1.44	3.12
	Year ended 7/31/2005	15.94	.50	.19	.69	(.50)	—	(.50)	16.13	4.35	18	1.47	1.44	3.09
	Year ended 7/31/2004	15.76	.52	.17	.69	(.51)	—	(.51)	15.94	4.40	19	1.48	1.48	3.21
Class C:	Six months ended 1/31/2009[5]	15.16	.24	(.79)	(.55)	(.24)	—	(.24)	14.37	(3.61)	29	1.49[6]	1.46[6]	3.31[6]
	Year ended 7/31/2008	15.76	.49	(.60)	(.11)	(.49)	—	(.49)	15.16	(.69)	30	1.49	1.45	3.17
	Year ended 7/31/2007	15.87	.50	(.11)	.39	(.50)	—	(.50)	15.76	2.44	28	1.51	1.47	3.10
	Year ended 7/31/2006	16.13	.49	(.26)	.23	(.49)	—	(.49)	15.87	1.46	25	1.53	1.49	3.06
	Year ended 7/31/2005	15.94	.48	.19	.67	(.48)	—	(.48)	16.13	4.22	23	1.59	1.56	2.97
	Year ended 7/31/2004	15.76	.50	.17	.67	(.49)	—	(.49)	15.94	4.27	17	1.60	1.60	3.09
Class F-1:	Six months ended 1/31/2009[5]	15.16	.29	(.79)	(.50)	(.29)	—	(.29)	14.37	(3.28)	19	.80[6]	.76[6]	4.00[6]
	Year ended 7/31/2008	15.76	.60	(.60)	—[7]	(.60)	—	(.60)	15.16	.02	20.76		.72	3.89
	Year ended 7/31/2007	15.87	.61	(.11)	.50	(.61)	—	(.61)	15.76	3.17	14.78		.74	3.82
	Year ended 7/31/2006	16.13	.61	(.26)	.35	(.61)	—	(.61)	15.87	2.19	9.80		.77	3.77
	Year ended 7/31/2005	15.94	.60	.19	.79	(.60)	—	(.60)	16.13	4.98	6.84		.82	3.72
	Year ended 7/31/2004	15.76	.62	.17	.79	(.61)	—	(.61)	15.94	5.04	5.85		.85	3.85
Class F-2:	Period from 8/1/2008 to 1/31/2009[5]	15.16	.31	(.79)	(.48)	(.31)	—	(.31)	14.37	(3.14)	1.24		.23	2.13
Class R-5:	Six months ended 1/31/2009[5]	15.16	.31	(.79)	(.48)	(.31)	—	(.31)	14.37	(3.13)	4	.50[6]	.47[6]	4.31[6]
	Year ended 7/31/2008	15.76	.65	(.60)	.05	(.65)	—	(.65)	15.16	.31	6.46		.43	4.20
	Year ended 7/31/2007	15.87	.65	(.11)	.54	(.65)	—	(.65)	15.76	3.43	5.52		.48	4.09
	Year ended 7/31/2006	16.13	.65	(.26)	.39	(.65)	—	(.65)	15.87	2.45	4.55		.51	4.04
	Year ended 7/31/2005	15.94	.64	.19	.83	(.64)	—	(.64)	16.13	5.30	4.54		.51	4.02
	Year ended 7/31/2004	15.76	.67	.17	.84	(.66)	—	(.66)	15.94	5.36	3.54		.54	4.15

Six months ended January 31, 2009[5]		Year ended July 31
		2008	2007	2006	2005	2004
Portfolio turnover rate for all classes of shares	7%	5%	9%	5%	5%	11%

[1]Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]Based on average shares outstanding.
[3]Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services.
[5]Unaudited.
[6]Annualized.
[7]Amount less than $.01.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
Financial highlights1
		(Loss) income from investment operations[2]				Dividends and distributions			Net asset value, end of period		Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[4]	Ratio of net income to average net assets[4]
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions		Total return[3,4]
Class A:	Six months ended 1/31/2009[5]	$15.90	$.30	$(.37)	$(.07)	$(.30)	—	$(.30)	$15.53	(.38)%	$307	.69%[6]	.66%[6]	3.93%[6]
	Year ended 7/31/2008	16.30	.62	(.40)	.22	(.62)	—	(.62)	15.90	1.36	296.68		.64	3.84
	Year ended 7/31/2007	16.35	.62	(.05)	.57	(.62)	—	(.62)	16.30	3.51	264.69		.65	3.77
	Year ended 7/31/2006	16.63	.61	(.28)	.33	(.61)	—	(.61)	16.35	2.03	228.71		.67	3.70
	Year ended 7/31/2005	16.48	.61	.14	.75	(.60)	—	(.60)	16.63	4.59	210.69		.67	3.62
	Year ended 7/31/2004	16.32	.60	.16	.76	(.60)	—	(.60)	16.48	4.67	189.70		.70	3.60
Class B:	Six months ended 1/31/2009[5]	15.90	.25	(.37)	(.12)	(.25)	—	(.25)	15.53	(.74)	9	1.44[6]	1.41[6]	3.19[6]
	Year ended 7/31/2008	16.30	.50	(.40)	.10	(.50)	—	(.50)	15.90	.62	10	1.43	1.40	3.10
	Year ended 7/31/2007	16.35	.50	(.05)	.45	(.50)	—	(.50)	16.30	2.75	12	1.45	1.41	3.02
	Year ended 7/31/2006	16.63	.49	(.28)	.21	(.49)	—	(.49)	16.35	1.28	13	1.46	1.42	2.95
	Year ended 7/31/2005	16.48	.49	.14	.63	(.48)	—	(.48)	16.63	3.82	13	1.45	1.43	2.87
	Year ended 7/31/2004	16.32	.48	.16	.64	(.48)	—	(.48)	16.48	3.90	14	1.45	1.45	2.84
Class C:	Six months ended 1/31/2009[5]	15.90	.24	(.37)	(.13)	(.24)	—	(.24)	15.53	(.77)	24	1.49[6]	1.46[6]	3.12[6]
	Year ended 7/31/2008	16.30	.49	(.40)	.09	(.49)	—	(.49)	15.90	.57	22	1.48	1.44	3.03
	Year ended 7/31/2007	16.35	.49	(.05)	.44	(.49)	—	(.49)	16.30	2.69	17	1.50	1.46	2.96
	Year ended 7/31/2006	16.63	.48	(.28)	.20	(.48)	—	(.48)	16.35	1.23	15	1.51	1.47	2.90
	Year ended 7/31/2005	16.48	.47	.14	.61	(.46)	—	(.46)	16.63	3.70	16	1.57	1.55	2.75
	Year ended 7/31/2004	16.32	.45	.16	.61	(.45)	—	(.45)	16.48	3.77	15	1.58	1.58	2.72
Class F-1:	Six months ended 1/31/2009[5]	15.90	.30	(.37)	(.07)	(.30)	—	(.30)	15.53	(.41)	29	.76[6]	.73[6]	3.84[6]
	Year ended 7/31/2008	16.30	.61	(.40)	.21	(.61)	—	(.61)	15.90	1.29	27.75		.71	3.75
	Year ended 7/31/2007	16.35	.61	(.05)	.56	(.61)	—	(.61)	16.30	3.43	17.77		.73	3.69
	Year ended 7/31/2006	16.63	.60	(.28)	.32	(.60)	—	(.60)	16.35	1.96	13.78		.74	3.62
	Year ended 7/31/2005	16.48	.59	.14	.73	(.58)	—	(.58)	16.63	4.46	9.82		.80	3.50
	Year ended 7/31/2004	16.32	.58	.16	.74	(.58)	—	(.58)	16.48	4.54	7.83		.83	3.48
Class F-2:	Period from 8/1/2008 to 1/31/2009[5]	15.90	.30	(.35)	(.05)	(.32)	—	(.32)	15.53	(.29)	3.24		.22	2.04
Class R-5:	Six months ended 1/31/2009[5]	15.90	.32	(.37)	(.05)	(.32)	—	(.32)	15.53	(.27)	1	.48[6]	.45[6]	4.18[6]
	Year ended 7/31/2008	16.30	.66	(.40)	.26	(.66)	—	(.66)	15.90	1.62	3.42		.39	4.10
	Year ended 7/31/2007	16.35	.65	(.05)	.60	(.65)	—	(.65)	16.30	3.69	2.51		.47	3.96
	Year ended 7/31/2006	16.63	.64	(.28)	.36	(.64)	—	(.64)	16.35	2.20	2.53		.50	3.88
	Year ended 7/31/2005	16.48	.64	.14	.78	(.63)	—	(.63)	16.63	4.77	2.52		.50	3.81
	Year ended 7/31/2004	16.32	.63	.16	.79	(.63)	—	(.63)	16.48	4.85	2.52		.52	3.78

Six months ended January 31, 2009[5]		Year ended July 31
		2008	2007	2006	2005	2004
Portfolio turnover rate for all classes of shares	2%	8%	11%	4%	13%	8%

[1]Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]Based on average shares outstanding.
[3]Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services.
[5]Unaudited.
[6]Annualized.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 through January 31, 2009).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Tax-Exempt Fund of Maryland
	Beginning account value 8/1/2008	Ending account value 1/31/2009	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$967.68	$3.32	.67%
Class A — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class B — actual return	1,000.00	964.13	6.98	1.41
Class B — assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class C — actual return	1,000.00	963.91	7.23	1.46
Class C — assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class F-1 — actual return	1,000.00	967.20	3.77	.76
Class F-1 — assumed 5% return	1,000.00	1,021.37	3.87	.76
Class F-2 — actual return†	1,000.00	968.58	2.22	.45
Class F-2 — assumed 5% return†	1,000.00	1,022.94	2.29	.45
Class R-5 — actual return	1,000.00	968.67	2.33	.47
Class R-5 — assumed 5% return	1,000.00	1,022.84	2.40	.47

The Tax-Exempt Fund of Virginia
	Beginning account value 8/1/2008	Ending account value 1/31/2009	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$996.23	$3.32	.66%
Class A — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class B — actual return	1,000.00	992.58	7.08	1.41
Class B — assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class C — actual return	1,000.00	992.32	7.33	1.46
Class C — assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class F-1 — actual return	1,000.00	995.86	3.67	.73
Class F-1 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class F-2 — actual return †	1,000.00	997.13	2.25	.45
Class F-2 — assumed 5% return †	1,000.00	1,022.94	2.29	.45
Class R-5 — actual return	1,000.00	997.29	2.27	.45
Class R-5 — assumed 5% return	1,000.00	1,022.94	2.29	.45

*The "expenses paid during period" are equal to the "annualized expense ratio," multiplied by the average account value over the period,multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
† The period for the "annualized expense ratio" and "actual return" line is based on the number of days from
August 1, 2008 (the initial sale of the share class) through January 31, 2009 and, accordingly, is not representative of a full period. The "assumed 5% return" line is based on 184 days.

The Tax-Exempt Fund of Maryland

Other share class results	unaudited
Classes B, C and F

Figures shown are past results and are not predictive of results in future period. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2008 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	– 12.66%	– 0.38%	2.50%
Not reflecting CDSC	– 8.22	– 0.04	2.50
Class C shares — first sold 4/12/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	– 9.16	– 0.11	1.67
Not reflecting CDSC	– 8.27	– 0.11	1.67
Class F-1 shares* — first sold 6/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	– 7.61	0.60	2.25
Class F-2 shares* — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	—	—	– 7.38
*These shares are sold without any initial or contingent deferred sales charge. Results are cumulative total returns; they are not annualized.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Fund’s investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. Respective Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights tables on pages 34 to 37 for details.

For information regarding the differences among the various share classes, please refer to the Fund’s prospectus.

The Tax-Exempt Fund of Virginia

Other share class results	unaudited
Classes B, C and F

Figures shown are past results and are not predictive of results in future period. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2008 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	– 9.12%	0.34%	3.07%
Not reflecting CDSC	– 4.49	0.69	3.07
Class C shares — first sold 4/18/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	– 5.46	0.61	2.16
Not reflecting CDSC	– 4.54	0.61	2.16
Class F-1 shares* — first sold 4/4/01
Not reflecting annual asset-based fee charged by sponsoring firm	– 3.85	1.34	2.70
Class F-2 shares* — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	—	—	– 3.95
*These shares are sold without any initial or contingent deferred sales charge. Results are cumulative total returns; they are not annualized.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Fund’s investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. Respective Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights tables on pages 34 to 37 for details.

For information regarding the differences among the various share classes, please refer to the Fund’s prospectus.

Offices of the Funds and
of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20006-2402

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Guidelines" — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The Funds file their proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete January 31, 2009 portfolio of each Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, DC. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of the The American Funds Tax-Exempt Series I, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies
American FundsCapital Research and ManagementCapital InternationalCapital GuardianCapital Bank and Trust
Lit. No. MFGESR-970-0309P (S16763) Printed on paper containing 10% post-consumer waste   Printed with inks containing soy and/or vegetable oil

ITEM 2.  Code of Ethics.

Not applicable to this filing.

ITEM 3.  Audit Committee Financial Expert.

Not applicable to this filing.

ITEM 4.  Principal Accountant Fees and Services.

Not applicable to this filing.

ITEM 5.  Audit Committee of Listed Registrants.

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  Schedule of Investments.

The full schedule of investments for each Fund is included herein.

Tax-Exempt Fund of Maryland®
Investment portfolio

January 31, 2009
		unaudited

	Principal amount	Value
Bonds & notes — 94.20%	(000)	(000)

MARYLAND — 88.69%
STATE ISSUERS — 50.31%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$1,909
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2007-A, AMT, 4.85% 2037	2,650	2,167
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2009	830	842
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001-H, AMT, 5.20% 2022	900	894
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	3,470	3,509
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-L, AMT, 4.80% 2021	1,500	1,452
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-P, AMT, 4.55% 2026	500	422
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series D, AMT, 4.65% 2022	1,000	928
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	1,745	1,747
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25% 2012	1,000	1,051
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2013	1,500	1,604
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2015	2,000	2,102
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014	1,755	1,924
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019	1,500	1,626
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,890	2,188
Econ. Dev. Corp., Rev. Ref. Bonds (Chesapeake Bay Conference Center Project), Series 2006-A, 4.75% 2011	600	534
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	702
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	1,953
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	2,170
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	820
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	797
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	727
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011	3,355	3,590
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015	2,190	2,322
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010	2,000	2,140
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011	1,000	1,090
G.O. Bonds, State and Local Facs., First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016	1,500	1,802

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
G.O. Bonds, State and Local Facs., Second Series Loan of 2002, Series B, 5.25% 2009	$1,000	$1,000
G.O. Bonds, State and Local Facs., Second Series Loan of 2007, 5.00% 2010	4,000	4,251
G.O. Bonds, State and Local Facs., Second Series Loan of 2008, 5.00% 2021	2,000	2,245
G.O. Bonds, State and Local Facs., Second Series Loan of 2008, 5.00% 2023	2,000	2,172
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series X, 5.25% 2012 (preref. 2009)	2,000	2,064
Health and Higher Educational Facs. Auth., FHA Insured Mortgage Rev. Bonds, Western Maryland Health System Issue, Series 2006-A, MBIA insured, 5.00% 2024	2,000	1,853
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. – Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	1,500	1,081
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. – Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026	1,640	1,032
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	666
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, FSA insured, 5.125% 2028	1,000	966
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	745
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,076
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	651
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,500	1,555
Health and Higher Educational Facs. Auth., Rev. Bonds (Good Samaritan Hospital Issue), Series 1993, 5.70% 2009 (escrowed to maturity)	510	521
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	1,130	1,199
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,003
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,081
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,362
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011	1,000	1,081
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2013	1,000	1,071
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	980
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,014
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012 (escrowed to maturity)	1,000	1,121
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,857
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,156
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, ASSURED GUARANTY insured, 5.00% 2020	2,710	2,844
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, ASSURED GUARANTY insured, 5.00% 2028	1,000	951
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,172
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	2,845
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013	1,715	1,902
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,356
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	822
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	2,266
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	594

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	$1,200	$1,265
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	989
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,000	3,296
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2000, 6.75% 2030 (preref. 2010)	2,000	2,190
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	1,638
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,595	1,209
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2038	1,000	748
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	765	740
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	781
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,043
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,991
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	500	534
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,717
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	881
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.), Series 2005-A, 6.00% 2035	1,000	638
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC insured, 5.00% 2020	1,375	1,432
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,432
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,738
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,761
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,103
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2020	2,000	2,265
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,049
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,853
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	4,000	4,796
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,167
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, FSA insured, 5.00% 2021	3,000	3,318
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,753
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2022	1,000	1,094
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,383
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013	1,000	1,050
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2018	2,000	2,240
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2008-A, 5.00% 2022	1,500	1,633
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022 (preref. 2012)	2,000	2,242
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,394
		159,930

CITY & COUNTY ISSUERS — 38.38%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	2,000	1,465
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,969	1,144
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,982	1,551
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,857
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2005, 5.00% 2016	1,500	1,740
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2008, 5.00% 2018	2,250	2,676
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,320
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,463
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012	1,000	1,118
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	1,970	2,055
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,500	1,649

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	$880	$858
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	2,000	2,136
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	3,000	3,412
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,651
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020	1,000	1,045
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033	700	566
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,239
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	3,000	2,121
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	796
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	768
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2023	1,000	706
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	1,750	969
Mayor and City Council of Baltimore, Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.), Series 1996-A, FGIC insured, 5.90% 2009	1,500	1,526
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,607
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	1,280	1,416
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, MBIA insured, 5.00% 2021 (preref. 2015)	1,030	1,224
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	410	427
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC insured, 5.00% 2021	1,225	1,257
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC insured, 6.00% 2015	1,500	1,678
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019	1,265	1,208
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,147
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010	500	534
Frederick County, Educational Facs. Rev. Bonds (Mount Saint Mary’s University), Series 2007, 4.50% 2025	1,000	623
Frederick County, Educational Facs. Rev. Bonds (Mount Saint Mary’s University), Series 2007, 5.00% 2030	2,000	1,226
Frederick County, G.O. Public Facs. Bonds of 2000, 5.10% 2017 (preref. 2010)	1,000	1,088
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2022	1,000	1,098
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024	2,545	2,715
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,166
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	2,255
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	500	315
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,412	910
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	734
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	2,228
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,092
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	869
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014 (preref. 2012)	205	230
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	2,168
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	1,052
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	1,000	1,088
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)	1,000	1,054
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015	2,000	2,182
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	5,040	6,023
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,424
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	1,666

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	$765	$613
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,057
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	990	990
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,125
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	2,075	1,771
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	750	644
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,645	1,463
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010	2,500	2,565
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,037
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized – Langley Gardens Apartments Project), Series 1997-A, AMT, 5.60% 2017	1,045	1,062
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized – Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	270	275
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized – Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	953
Industrial Dev. Auth. of Prince George’s County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center Project), Series 2003-A, MBIA insured, 5.00% 2014	1,500	1,676
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	3,500	3,871
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,521
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	4,500	2,310
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	573
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,119
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	908
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	813
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,686	1,893
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	930
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,883
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,237
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019	1,000	1,121
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,088
		122,033

PUERTO RICO — 4.72%
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	1,000	830
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,000
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 1.482% 2029[1]	1,500	802
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	1,000	1,002
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	1,000	983
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	500	499
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,900	2,111
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,990
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	54
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	455	538

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

PUERTO RICO (continued)
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	$1,755	$1,723
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC insured, 0% 2040	4,000	460
		14,992

VIRGIN ISLANDS — 0.79%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,500	1,516
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,011
		2,527

Total bonds & notes (cost: $325,493,000)		299,482

Short-term securities — 3.70%

Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Maryland Soccer Foundation, Inc. Project), Series 2000, 0.45% 2025[1]	255	255
Economic Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project), Series 2008-B, 0.40% 2038[1]	1,625	1,625
Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 0.40% 2029[1]	2,925	2,925
Health and Higher Educational Facs. Auth., Rev. Bonds (Upper Chesapeake Hospitals Issue), Series 2008-A, 0.40% 2043[1]	340	340
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.60% 2026[1]	6,200	6,200
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.65% 2026[1]	400	400

Total short-term securities (cost: $11,745,000)		11,745

Total investment securities (cost: $337,238,000)		311,227
Other assets less liabilities		6,683

Net assets		$317,910

[1]Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Tax-Exempt Fund of Virginia®
Investment portfolio

January 31, 2009
		unaudited

	Principal amount	Value
Bonds & notes — 91.51%	(000)	(000)

VIRGINIA — 81.08%
STATE ISSUERS — 33.13%
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011	$1,530	$1,673
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	685	808
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,500	2,557
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2026	4,000	3,354
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2029	1,000	797
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	970
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,169
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2002-A, 5.00% 2032 (put 2009)	2,500	2,510
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,158
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	1,000	1,109
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project), Series 1998, MBIA insured, 5.00% 2016	500	506
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2013	1,000	1,091
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2014	1,815	1,995
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010	1,300	1,396
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2002, 5.00% 2011	1,000	1,096
Commonwealth Transportation Board, Transportation Program and Transportation Rev. Ref. Bonds (U.S. Route 58 Corridor Dev. Program), Series 2006-C, 5.00% 2023	2,000	2,125
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	4,750	4,868
G.O. Bonds, Series 2006-B, 5.00% 2014	2,000	2,329
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.55% 2010	1,000	1,024
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.65% 2011	1,000	1,047
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,270
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,188
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.20% 2021	2,000	2,018
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.60% 2026	2,000	1,989
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	1,683
Housing Dev. Auth., Multi-family Housing Bonds, Series 1996-B, 5.95% 2016	710	712
Housing Dev. Auth., Multi-family Housing Bonds, Series 1997-B, AMT, 5.80% 2010	1,185	1,199
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.60% 2009	1,320	1,335
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.70% 2010	1,240	1,254
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	836
Housing Dev. Auth., Rental Housing Bonds, Series 2006-B, AMT, 4.55% 2023	1,260	1,129
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2011	1,000	1,023
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2014	1,000	1,023

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2009	$1,100	$1,114
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,037
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,847
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2015	2,885	3,046
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC insured, 4.75% 2031	1,000	766
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, FSA insured, 5.00% 2027	1,000	858
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)	1,000	1,076
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,174
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	1,000	1,174
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	3,028
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017	1,000	1,202
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017	1,000	1,202
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009	2,880	2,919
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014	1,000	1,096
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009	1,500	1,527
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,246
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,093
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015 (preref. 2010)	1,000	1,074
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	2,836
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,540
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	2,000	2,161
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,446
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,616
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,038
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,011
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014	1,460	1,571
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT, MBIA insured, 5.00% 2016	1,000	1,019
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 4.75% 2017	1,485	1,276
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	1,368
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,232
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	2,000	2,121
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,000	3,408
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,113
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,632
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,015
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2023	4,000	4,198
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured, 5.15% 2020	1,000	1,161
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, MBIA insured, 4.75% 2024	2,200	2,238
		123,720

CITY & COUNTY ISSUERS — 47.95%
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2009	1,020	1,029
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	1,283
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	624
Industrial Dev. Auth. of Amelia County, Solid Waste Disposal Rev. and Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 4.80% 2027 (put 2010)	1,000	970
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 5.00% 2026	1,000	785
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024	1,500	1,593
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011	1,000	1,109
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012	1,000	1,149
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,925

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009	$3,100	$3,100
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.), Series 2007, 5.00% 2027	1,000	862
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009	1,300	1,356
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	1,500	1,675
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,715
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009	330	331
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026	2,000	2,098
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,112
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,630
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	3,919
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.00% 2027	1,000	678
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	2,000	1,171
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012 (preref. 2009)	490	518
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)	2,500	2,664
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	1,853
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	3,000	1,972
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027	1,640	1,685
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 1998-A, 5.00% 2011	1,500	1,504
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,055
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,723
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, FSA insured, 5.25% 2019	1,000	1,148
Fairfax County, Public Improvement Bonds, Series 2007-A, 5.00% 2012	2,000	2,228
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (FHA-Insured Mortgage – Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,019
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project), Series 1998-A, AMT, 5.05% 2010	365	367
Fairfax County Water Auth., Water Rev. and Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,181
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,144
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,192
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2023	1,000	1,141
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,335
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015	1,500	1,577
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.25% 2021	2,000	2,020
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,440	1,764
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014	1,000	1,100
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015	1,500	1,642
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013	2,240	2,501
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014	1,000	1,152
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011	1,000	1,056
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,286
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2025	1,000	1,044

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2033	$2,000	$1,986
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2038	1,500	1,475
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2010	1,375	1,434
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.375% 2018	1,500	1,774
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,045
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	598
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021	500	562
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2026	500	527
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 4.75% 2028	1,000	1,015
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2027	1,000	734
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2035	1,850	1,228
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,077
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	653
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	1,000	904
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019	106	107
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	424	317
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, FSA insured, 5.00% 2021	1,000	1,080
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	1,559
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	484
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,425	1,714
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	1,496
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,795	2,005
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)	1,000	1,051
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)	500	545
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014 (preref. 2011)	1,185	1,285
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	550
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	311
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, FSA insured, 5.00% 2025	1,000	1,048
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2020	1,755	1,850
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,325	1,301
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,004
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,078
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010	1,000	1,057
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	1,805	2,061
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,144
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2027	1,000	1,030
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023	1,110	1,158
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024	1,085	1,121
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,188
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2014	1,485	1,509
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2015	1,565	1,585

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	$3,000	$1,858
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,134
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Bonds (Virginia Capital Projects), Series 2007, AMBAC insured, 5.00% 2020	1,110	1,183
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,043
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,777
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,188	1,574
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds (Reynolds Crossing Project), Series 2007, 5.10% 2021	2,000	1,614
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	1,000	1,114
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2022	500	522
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2026	1,000	999
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC insured, 5.25% 2012	1,000	1,091
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC insured, 5.25% 2017	1,120	1,252
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015	1,000	1,102
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, ASSURED GUARANTY insured, 5.00% 2023	1,460	1,535
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, ASSURED GUARANTY insured, 5.00% 2032	1,500	1,471
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,711
City of Salem, G.O. Public Improvement Ref. Bonds, Series 2007-A, 4.50% 2027	1,050	1,040
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	942
City of Suffolk, G.O. Public Improvement and Ref. Bonds, Series 2007, MBIA insured, 4.50% 2028	1,000	934
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011	1,000	1,012
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 6.00% 2011	1,000	1,058
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,317
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017	1,500	1,652
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.00% 2021	2,000	2,095
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,101
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,669
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)	1,500	1,669
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)	2,425	2,668
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)	2,425	2,668
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,600
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,185
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,400	1,089
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, MBIA insured, 5.00% 2022	1,215	1,245
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, MBIA insured, 5.00% 2023	1,275	1,293
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2007, 5.00% 2026	1,250	1,204
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	736
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	647
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	602
		179,041

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

DISTRICT OF COLUMBIA — 5.29%
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, MBIA insured, 5.25% 2010	$1,000	$1,012
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.50% 2014	1,000	1,046
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, MBIA insured, 5.25% 2017	1,000	1,025
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, FSA insured, 5.00% 2032	1,000	809
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	964
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,604
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2013	1,000	1,053
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2014	1,000	1,045
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,055
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC insured, 5.125% 2029	2,000	1,690
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.25% 2012	1,000	1,056
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.00% 2019	1,000	985
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,247
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC insured, 5.00% 2023	1,965	2,010
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC insured, 5.00% 2025	1,130	1,131
		19,732

PUERTO RICO — 4.56%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, ASSURED GUARANTY insured, 5.00% 2028	2,000	1,813
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	1,000	830
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,000
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 1.482% 2029[1]	2,500	1,337
Government Dev. Bank, Series 2006-B, 5.00% 2015	1,000	950
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)	1,150	1,137
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	1,200	1,042
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series N, AMBAC insured, 5.50% 2029	1,000	882
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,900	2,111
Public Buildings Auth., Government Facs. Rev. and Rev. Ref. Bonds, Series C, 5.50% 2014	1,000	991
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,040	1,153
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	1,000	874
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	2,000	1,936
Public Improvement G.O. Ref. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	1,000	953
		17,009

VIRGIN ISLANDS — 0.58%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,000	1,011
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	707
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	464
		2,182

Total bonds & notes (cost: $355,328,000)		341,684

Short-term securities — 7.02%

College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.62% 2026[1]	1,300	1,300
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.62% 2026[1]	6,100	6,100
Fairfax County Industrial Dev. Auth., Demand Obligation Rev. Bonds (Fairfax Hospital System, Inc.), Series 1988-D, 0.45% 2025[1]	2,600	2,600
Fairfax Industrial Dev. Auth., Demand Obligation Rev. Bonds (Fairfax Hospital System, Inc.), Series 1988-C, 0.45% 2025[1]	345	345

		unaudited

	Principal amount	Value
Short-term securities	(000)	(000)

Indust. Dev. Auth. of the City of Harrisonburg, Tax-Exempt Demand Rev. Bonds (Wachovia Pooled Loan Program), Series 2000, 0.50% 2023[1]	$2,300	$2,300
Industrial Dev. Auth. of King George County, Demand Exempt Facility Rev. Bonds (Birchwood Power Partners, L.P. Project), Series 1994-B, AMT, 0.67% 2024[1]	750	750
Industrial Dev. Auth. of King George County, Solid Waste Disposal Fac. Rev. Bonds (Garnet of Virginia, Inc. Project), Series 1996, AMT, 0.70% 2021[1]	600	600
Industrial Dev. Auth. of the City of Lexington, Tax-Exempt Educational Facs. Rev. Bonds (V.M.I. Dev. Board, Inc. Project), Series 2006, 0.62% 2036[1]	500	500
Industrial Dev. Auth. of Montgomery County, Rev. Bonds (Virginia Tech Foundation), Series 2005-A, 0.55% 2035[1]	500	500
City of Newport News, Industrial Dev. Auth., Rev. Bonds (CNU Warwick LLC Student Apartments Project), Series 2004, 0.45% 2028[1]	1,350	1,350
Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds (Old Dominion University Real Estate Foundation Student Housing, LLC University Village Student Housing Project), Series 2008, 0.40% 2033[1]	710	710
Peninsula Ports Auth., Coal Termination Rev. Ref. Bonds (Dominion Terminal Associates Project), Series 1987-D, 0.40% 2016[1]	320	320
Small Business Fncg. Auth., Demand Rev. and Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, 0.40% 2030[1]	2,500	2,500
Small Business Fncg. Auth., Hospital Rev. Bonds (Carilion Clinic Obligated Group), Series 2008-B, 0.40% 2042[1]	650	650
Small Business Fncg. Auth., Tax-Exempt Rev. and Ref. Bonds (Children’s Hospital of The King’s Daughters, Incorporated Project), Series 2006, 0.50% 2036[1]	380	380
City of Virginia Beach Dev. Auth., Educational Facs. Rev. and Ref. Bonds (Virginia Wesleyan College Project), Series 2007, 0.45% 2033[1]	300	300
Virginia Public Building Auth., Public Facs. Rev. Bonds, Series 2005-D, 1.40% 2025	5,000	5,000

Total short-term securities (cost: $26,205,000)		26,205

Total investment securities (cost: $381,533,000)		367,889
Other assets less liabilities		5,499

Net assets		$373,388

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-970-0309O-S15782

ITEM 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the Registrant within the meaning of the Investment Company Act of 1940.  The Committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees.  While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.  Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11.  Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  Exhibits.

(a)	Not applicable to this filing.

(b)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I

By  /s/ Jeffrey L. Steele
Jeffrey L. Steele, President and
Principal Executive Officer

Date: March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Jeffrey L. Steele
Jeffrey L. Steele, President and
Principal Executive Officer

Date: March 30, 2009

 By  /s/ Michael W. Stockton
Michael W. Stockton, Vice President,
Principal Financial Officer
and Treasurer

Date: March 30, 2009